SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (DETAILS) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Calculated convenience translation rate	6.2301
Cash and cash equivalents
Maximum term of maturity to classify instruments as cash and cash equivalents (in months)	3 months
Minimum term of maturity to classify instruments as cash in bank-time deposits (in months)	3 months
Maximum term of maturity to classify instruments as cash in bank-time deposits (in years)	1 year
Restricted cash	18,036	10,997